Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Schedule of Breakdown of Research and Development Expenses

	2022	2021	2020
	€	€	€
Personnel expenses (Note 5)	(13,334,350)	(7,988,096)	(2,951,323)
Clinical expenses	(27,653,658)	(16,944,557)	(8,748,748)
Nonclinical expenses	(4,853,822)	(3,891,479)	(3,322,590)
Manufacturing costs	(11,181,355)	(6,325,068)	(4,311,958)
License costs	—	(500,000)	—
Intellectual Property costs	(352,389)	(139,966)	(173,482)
	(57,375,574)	(35,789,166)	(19,508,101)